Related parties - Transactions with related parties (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	$ 109,980	$ 90,184	$ 329,241
Purchases And Other Assets, Related Party Transactions	627,924	733,225	849,754
Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	49,821	40,324	329,241
Purchases And Other Assets, Related Party Transactions	591,419	703,073	849,754
Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	60,159	49,860	0
Purchases And Other Assets, Related Party Transactions	36,505	30,152	0
Gas Natural del Oriente S.A. E.S.P. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0	0
Purchases And Other Assets, Related Party Transactions	27,175	26,141	0
Extrucol S.A. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	0	0
Purchases And Other Assets, Related Party Transactions	2,354	1,162	0
E2 Energia Eficiente S.A. E.S.P. | Associates
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	60,159	49,860	0
Purchases And Other Assets, Related Party Transactions	6,976	2,849	0
Equion Energy Limited | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	13,996	27,595	317,382
Purchases And Other Assets, Related Party Transactions	149,046	356,872	569,105
Ecodiesel Colombia S.A | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	35,825	8,268	8,614
Purchases And Other Assets, Related Party Transactions	442,373	346,201	280,649
Offshore International Group | Joint ventures
Disclosure of transactions between related parties [line items]
Sales And Services, Related Party Transactions	0	4,461	3,245
Purchases And Other Assets, Related Party Transactions	$ 0	$ 0	$ 0